Income Taxes - Schedule of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Current
State					$ 761	$ 560	$ 231
Total current income tax provision					761	560	231
Deferred
Federal					(494)	(7,392)	(47,879)
State					252	(1,913)	(4,342)
Total deferred income tax provision					(242)	(9,305)	(52,221)
Provision/(Benefit) for income taxes	$ (238)	$ (810)	$ (5,829)	$ 126	$ 519	$ (8,745)	$ (51,990)